Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities
The following tables present information about PEMEX’s carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy, as of September 30, 2023, and December 31, 2022. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.
Additionally, as of September 30, 2023, and December 31, 2022, the disclosure of the fair value for the lease obligations is not required.

	Carrying amount						Fair value hierarchy
As of September 30, 2023	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	8,561,277	—	—	—	—	8,561,277	—	8,561,277	—	8,561,277
Equity instruments (1)	—	—	317,747	—	—	317,747	—	317,747	—	317,747
Total	8,561,277	—	317,747	—	—	8,879,024
Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	70,706,941	—	70,706,941	—	—	—	—
Customers	—	—	—	125,631,433	—	125,631,433	—	—	—	—
Officials and employees	—	—	—	5,033,035	—	5,033,035	—	—	—	—
Sundry debtors	—	—	—	38,789,335	—	38,789,335	—	—	—	—
Investments in joint ventures and associates	—	—	—	1,915,446	—	1,915,446	—	—	—	—
Notes receivable	—	—	—	1,283,966	—	1,283,966	—	—	—	—
Mexican Government Bonds	—	—	—	78,537,923	—	78,537,923	76,135,178	—	—	76,135,178
Other assets	—	—	—	7,523,177	—	7,523,177	—	—	—	—
Total	—	—	—	329,421,256	—	329,421,256
Financial liabilities measured at fair value
Derivative financial instruments	(33,397,046)	—	—	—	—	(33,397,046)	—	(33,397,046)	—	(33,397,046)
Total	(33,397,046)	—	—	—	—	(33,397,046)
Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(297,077,872)	(297,077,872)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(86,758,007)	(86,758,007)	—	—	—	—
Leases	—	—	—	—	(46,550,975)	(46,550,975)	—	—	—	—
Debt	—	—	—	—	(1,864,778,206)	(1,864,778,206)	—	(1,529,296,447)	—	(1,529,296,447)
Total	—	—	—	—	(2,295,165,060)	(2,295,165,060)
(1)Refers to the participation in TAG Pipelines Sur, S. de R.L. de C.V.

	Carrying amount						Fair value hierarchy
As of December 31, 2022	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	12,755,568	—	—	—	—	12,755,568	—	12,755,568	—	12,755,568
Equity instruments (1)	—	—	370,317	—	—	370,317	—	370,317	—	370,317
Total	12,755,568	—	370,317	—	—	13,125,885
Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	64,414,511	—	64,414,511	—	—	—	—
Customers	—	—	—	107,117,145	—	107,117,145	—	—	—	—
Officials and employees	—	—	—	4,965,645	—	4,965,645	—	—	—	—
Sundry debtors	—	—	—	40,074,758	—	40,074,758	—	—	—	—
Investments in joint ventures and associates	—	—	—	2,043,966	—	2,043,966	—	—	—	—
Notes receivable	—	—	—	1,334,126	—	1,334,126	—	—	—	—
Mexican Government Bonds	—	—	—	110,179,517	—	110,179,517	108,062,414	—	—	108,062,414
Other assets	—	—	—	4,602,021	—	4,602,021	—	—	—	—
Total	—	—	—	334,731,689	—	334,731,689
Financial liabilities measured at fair value
Derivative financial instruments	(22,242,056)	—	—	—	—	(22,242,056)	—	(22,242,056)	—	(22,242,056)
Total	(22,242,056)	—	—	—	—	(22,242,056)
Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(282,245,250)	(282,245,250)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(81,808,426)	(81,808,426)	—	—	—	—
Leases	—	—	—	—	(51,131,575)	(51,131,575)	—	—	—	—
Debt	—	—	—	—	(2,091,463,996)	(2,091,463,996)	—	(1,853,421,785)	—	(1,853,421,785)
Total	—	—	—	—	(2,506,649,247)	(2,506,649,247)
(1)Refers to the participation in TAG Pipelines Sur, S. de R.L. de C.V.
Summary of Portfolio of Financial Instruments Composed of Debt Instruments and DFI
This portfolio of financial instruments is composed of debt instruments as shown below:

		*Notional Amounts As of September 30, 2023
	Reference Rate	(in thousands of U.S. dollars)

Debt	LIBOR 6M USD	505,138

*Note: Notional amounts with maturity after September 30, 2023
n the event that TIIE ceases to be published, the portfolio of financial instruments referenced to these floating rates is composed of debt instruments and DFIs as shown below:

		*Notional Amounts As of September 30, 2023
	Reference Rate	(in thousands of pesos)
Debt	TIIE 28D Ps.	109,211,705
	TIIE 91D Ps.	21,295,123
DFI	TIIE 28D Ps.	32,505,574

*Note: Notional amounts with maturity after September 30, 2023.